Private Placement (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Feb. 01, 2021
Private Placement (Details) [Line Items]
Stock price	$ 9.98		$ 9.74	$ 10
Aggregate purchase price, amount	$ 0	$ 2,500,000	$ 2,500,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Purchase price	2,350,000		2,350,000
Stock price	$ 1		$ 1
Aggregate purchase price, amount	$ 2,350,000		$ 2,350,000
Private placement, description	Each Private Placement Warrant will entitle the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment.		Each Private Placement Warrant will entitle the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment.
Private Placement [Member] | Ignyte Sponsor LLC [Member]
Private Placement (Details) [Line Items]
Stock price	$ 1		$ 1
Sale of private placement warrants	150,000		150,000
Proceeds from sale of warrants	$ 150,000		$ 150,000